Cash, Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2026
Cash, Cash Equivalents and Restricted Cash [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
	As of June 30, 2026	As of December 31, 2025

Cash on hand	$572,323	$591,145
Cash in bank	20,678,304	23,954,145
Subtotal	21,250,627	24,545,290
Restricted cash – non-current	2,476,766	2,322,790
Subtotal	23,727,393	26,868,080
Cash in banks attributable to discontinued operations	-	32,132
Cash, cash equivalents, and restricted cash	$23,727,393	$26,900,212

Cash and cash equivalents in continuing operations	$21,250,627	$24,545,290
Cash and cash equivalents in discontinued operations	-	32,132
Cash and cash equivalents presented in consolidated statements of cash flows	$21,250,627	$24,577,422